Note 4 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	2015	2014
Land	$2,055	$2,045
Buildings	10,890	11,083
Leasehold improvements	2,066	2,767
Furniture and equipment	4,334	15,146
	19,345	31,041
Less accumulated depreciation	8,941	21,846
Total premises and equipment	$10,404	$9,195

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2016	$445
2017	277
2018	139
2019	23
2020	19
$903